SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Accounting	Basis of Accounting: These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation
Principles of Consolidation: Entities in which NAO has controlling financial interest are consolidated. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries’ accounting policies are in conformity with U.S. GAAP. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates: Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and costs during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation
Foreign Currency Translation: The functional currency of NAO is the United States (“U.S.”) dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transactions. For the year ended December 31, 2018, a total exchange loss of $0.6 million is included in Other Financial (Costs) Income.  For the years ended December 31, 2017 and December 31, 2016 total exchange gains of $0.3 million and a loss of $0.2 million, respectively, are included in Other Financial (Costs) Income.

Revenue Recognition
Revenue Recognition: Revenues are generated from time charter contracts for which we provide a vessel and crew on a rate per day basis in the spot market and the term market.  Revenues from time charter contracts are accounted for as fixed rate operating leases and are recognized daily over the term of the charter. Revenue from time charter agreements with contingent revenue associated is recognized when the contingency related to it is resolved. Services provided under respective charter contracts represent a single performance obligation satisfied over time and revenues are recognized over the term of the contract.

For the year ended December 31, 2018, the Company has entered into two longer term time charter contracts for two of its vessels with commitments through 2020. Expected time charter revenues for these contracts is $7.2 million in 2019 and $3.7 million in 2020.  The aggregate cost of these vessels was $82.7 million and the aggregate accumulated depreciation (including impairment charges) and carrying value as of December 31, 2018 was $47.9 million and $34.8 million, respectively. There are no long-term time charter contracts that extend beyond 2020. As of December 31, 2017 and 2016, there were no longer term time charter contracts.

Vessel Operating Costs
Vessel Operating Costs: Vessel operating costs include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication costs, and tonnage tax. These costs are recognized as incurred.

Cash and Cash equivalents	Cash and Cash equivalents: Cash Equivalents consist of highly liquid investments such as time deposits with an original maturity at acquisition of three months or less.
Accounts Receivable
Accounts Receivable: Accounts Receivables are presented net of allowance for doubtful balances. If balances are determined uncollectable, after all means of collections have been exhausted and the potential for recovery is considered to be remote, they are charged against the allowance for doubtful balances. As of December 31, 2018 and 2017, the Company has not made any allowance for doubtful balances.

Inventories
Inventories: Inventories, which comprise bunker fuel and lubrication oil, are stated at the lower of cost or net realizable value, which is determined on a first-in, first-out (“FIFO”) basis. Bunker fuel onboard at the time of delivery to a charterer is purchased by the charterer and re-purchased by the Company at the time of re-delivery.

Vessels, net
Vessels, net: Vessels and equipment are stated at historical costs, less accumulated depreciation which is provided by the straight-line method over their estimated useful life of 25 years. Interest is capitalized in connection with the construction of vessels. The capitalized interest is included as part of the asset to which it relates and depreciated over the asset’s estimated useful life.

Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessel. Repairs and maintenance are expensed as incurred. The vessels’ estimated residual values and useful life are reviewed when there has been a change in circumstances that indicate the original estimate may no longer be appropriate. Residual values are estimated at $1.5 million for each vessel in the fleet at December 31, 2018 and 2017.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets: The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating costs, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating undiscounted cash flows are determined by considering an estimated daily charter rate for the remaining operating days. The Company estimates the daily charter rate for the remaining operating days based on the historical average for similar vessels and utilizing available market data for current charter rates over the remaining estimated life of the vessel, assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels’ maintenance and vessel operating costs (including planned drydocking and engine overhaul expenditures). If the Company’s estimate of undiscounted future cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair market value. The impairment loss is determined by the difference between the carrying amount of the asset and fair value (based on broker estimates). We recorded a $160.1 million impairment charge during the year ended December 31, 2018 as a result of a deterioration in market conditions and for the value of our vessels.  This entry is described in Note 4 below.

Drydocking and engine overhaul
Drydocking and engine overhaul: The Company’s vessels are required to be drydocked approximately every 30 - 60 months (depending on vessel age), and to have engines overhauled after 10,000 – 11,000 running hours. The Company will capitalize a substantial portion of the costs incurred during drydocking and overhaul, and amortize those costs on a straight line basis from the completion of a drydocking, intermediate survey or overhaul to the estimated completion of the next drydocking or overhaul. Consistent with prior periods, drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. The Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense. For the PSVs acquired an estimate of $500,000 and $250,000 for drydock cost and overhaul costs respectively has been allocated from the purchase price. Drydocking is depreciated over five years, and engine overhauls are depreciated based on the number of running hours within the reporting period according to the built-in overhaul method.

Geographical segments
Geographical segments: The Company has not presented segment information as it considers it operates as one reportable segment, the offshore support vessel market, where the majority of our vessels operated in the North Sea during the years ended December 31, 2018, 2017 and 2016. The Company had one vessel operating in West Africa during 2018, on a three-month term contract.

Fair Value of Financial Instruments
Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Termination Fee
Termination Fee: In 2015 the Company received $3.9 million related to a termination of a charter contract for one of its vessels. The termination fee received was subject to future conditions, and was deferred and recognized in future periods when these conditions have been met. $0.4 million and $1.2 million of the termination fee were recognized as charter revenue for the years ended December 31, 2018 and December 31, 2017, respectively. There were no Deferred termination fees as of December 31, 2018. As of December 31, 2017, $0.4 million and $0 were recorded as Accrued Liabilities and Other Non-Current Liabilities.

Income Taxes
Income Taxes: The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes. The statutory applicable rate to consolidated corporate earnings is 0%.

On March 10, 2014 the Company’s vessels were accepted into the UK Tonnage Tax regime. The Company no longer qualifies for inclusion in the UK Tonnage Tax regime and made an exit as of February 2017, and subsequent to this the Company was subject to the regular tax regime in the UK. No deferred tax asset in respect of losses incurred was recognized at the end of 2017 as the UK operations ceased and so the losses cannot be utilized to offset future UK or other taxable income. On April 1, 2018 eight vessels operated by NAO UK and related bareboat charter agreements were transferred to NAO Norway AS that was established on January 26, 2018 to provide commercial services. On September 28, 2018 the Company NAO UK was placed into members’ voluntary liquidation and on March 19, 2019 the final pre-liquidation tax returns were submitted. The liquidation of NAO UK will be concluded in May 2019.

NAO Norway AS is subject to income tax in Norway for the year ended December 31, 2018 at a rate of 23% of its taxable result. NAO Norway AS recorded a taxable loss of $15.3 million and the income tax expense was $0 for the year ended December 31, 2018. The Company recorded a deferred tax asset of $3.5 million from its net operating loss in Norway and a corresponding full valuation allowance of $3.5 million for the year ended December 31, 2018.  A full valuation allowance has been recognized due to the uncertainty related to the utilization of any carry forward tax losses. The Norwegian net operating losses may be carried forward for an indefinite period according to Norwegian tax law. There are no other permanent or temporary differences in NAO Norway AS for the year ended December 31, 2018.

Concentration of Credit Risk
Concentration of Credit Risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company’s cash is primarily held in major banks and financial institutions in Norway and the United Kingdom and typically insured up to a set amount. Accordingly, the Company believes the risk of any potential loss on deposits held in these institutions is minimal. Concentrations of credit risk relative to accounts receivable are limited to the Company’s client base in the energy industry that may be affected by changes in economic or other external conditions. The Company does not require collateral for its accounts receivable. The fair value of the financial instruments approximates the net book value.

For the year ended December 31, 2018, two charterers accounted for 25% of the total revenues, with 13% and 12% respectively.

For the year ended December 31, 2017, three charterers accounted for 44% of the total revenues with 21%, 13%, and 10%, respectively.

For the year ended December 31, 2016, three charterers accounted for 36% of the total revenues, with 14%, 11%, and 11%, respectively.

For the year ended December 31, 2018, three charterers accounted for 76% of the outstanding accounts receivable, with 32%, 30%, and 14% respectively.

For the year ended December 31, 2017, three charterers accounted for 66% of the outstanding accounts receivable, with 28%, 19%, and 19%, respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and early adoption is permitted. Further, the FASB issued ASU 2018-11, Leases (Topic 842) in July 2018 related to the optional transition method for implementing ASC 842. The Company will apply the practical expedient to not separate nonlease components from the associated lease component and instead to account for those components as a single component if the nonlease component otherwise would be accounted for under the new revenue guidance (ASC 606); and both of the following are met: (1) the timing and patterns of transfer of the nonlease component and associated lease are the same; and (2) the lease component, if accounted for separately, would be classified as  an operating lease. We will adopt ASC 842 using the modified retrospective transition approach.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit losses (ASC 326), which amends the guidance on the impairment of financial instruments. The standard adds an impairment model known as the current expected credit loss (“CECL”) model that is based on expected losses rather than incurred losses. Under the new guidance, an entity is required to recognize as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. Unlike the incurred loss models under existing standards, the CECL model does not specify a threshold for the recognition of an impairment allowance. Rather, an entity will recognize its estimate of expected credit losses for financial assets as of the end of the reporting period. Credit impairment will be recognized as an allowance or contra-asset rather than as a direct write-down of the amortized cost basis of a financial asset. However, the carrying amount of a financial asset that is deemed uncollectible will be written off in a manner consistent with existing standards. The standard will be effective for the first reporting period within annual periods beginning after December 15, 2019 and early adoption is permitted. We are in the process of evaluating financial assets on our balance sheet for potential credit losses under the CECL model.

Accounting Standards Implemented in 2018
Accounting standards implemented in 2018:
Effective January 1, 2018, the Company adopted Revenue from Contracts with Customers (ASC 606), which superseded nearly all existing revenue recognition guidance under U.S. GAAP, applying the modified retrospective method. It was determined that there was no cumulative effect of applying the new standard and therefore no adjustment to the opening accumulated losses balance was recorded.  The Company’s revenues are based on leases or rental agreements with customers which is not addressed in the new standard.  As a result, the adoption of the new accounting standard did not have material effect on the Company’s consolidated balance sheet, results of operations or cash flows.